Concentration of Risks (Details)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Concentration of Risks (Details) [Line Items]
Percentage of revenues	10.00%	10.00%	10.00%
Foreign Currency Exchange Rate Risk [Member]
Concentration of Risks (Details) [Line Items]
Appreciation of RMB against US dollar			4.70%
Depreciation of RMB against US dollar	5.70%	4.30%